Significant Accounting Policies - Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Accounting Policies [Abstract]
Cash and cash equivalents	$ 15,558	$ 12,417	$ 2,083
Restricted cash	422		586
Cash and cash equivalents and restricted cash	$ 15,980		$ 1,329